Hedge accounting (Detail 3.1) - Fair value hedges - Portfolio interest rate risk - Hedging instruments: Interest rate swaps - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Nominal And Carrying Amount Of Fair Value Hedges Of Interest Rate Risk Related To Loans And Advances To Customers Line Items
Nominal amount		$ 4,493	$ 10,318
Derivative financial assets			0
Derivative financial liabilities		14	31
Hedged items: Loans and advances to customers
Carrying amount		4,494	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting	[1]	117	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	[1]	172	89
UBS AG
Nominal And Carrying Amount Of Fair Value Hedges Of Interest Rate Risk Related To Loans And Advances To Customers Line Items
Nominal amount		4,493	10,318
Derivative financial assets			0
Derivative financial liabilities		14	31
Hedged items: Loans and advances to customers
Carrying amount		4,494	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting	[1]	117	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	[1]	$ 172	$ 89

[1]	Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost.